Document and Entity Information	0 Months Ended
Nov. 30, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Nov. 30, 2012
Registrant Name	NEW ECONOMY FUND
Central Index Key	0000719608
Amendment Flag	false
Document Creation Date	Feb. 22, 2013
Document Effective Date	Feb. 22, 2013
Prospectus Date	Feb. 01, 2013
NEW ECONOMY FUND® | NEW ECONOMY FUND® | Class A
Risk/Return:
Trading Symbol	ANEFX
NEW ECONOMY FUND® | NEW ECONOMY FUND® | Class R-1
Risk/Return:
Trading Symbol	RNGAX
NEW ECONOMY FUND® | NEW ECONOMY FUND® | Class R-2
Risk/Return:
Trading Symbol	RNGBX
NEW ECONOMY FUND® | NEW ECONOMY FUND® | Class R-3
Risk/Return:
Trading Symbol	RNGCX
NEW ECONOMY FUND® | NEW ECONOMY FUND® | Class R-4
Risk/Return:
Trading Symbol	RNGEX
NEW ECONOMY FUND® | NEW ECONOMY FUND® | Class R-5
Risk/Return:
Trading Symbol	RNGFX
NEW ECONOMY FUND® | NEW ECONOMY FUND® | Class B
Risk/Return:
Trading Symbol	ANFBX
NEW ECONOMY FUND® | NEW ECONOMY FUND® | Class C
Risk/Return:
Trading Symbol	ANFCX
NEW ECONOMY FUND® | NEW ECONOMY FUND® | Class F-1
Risk/Return:
Trading Symbol	ANFFX
NEW ECONOMY FUND® | NEW ECONOMY FUND® | Class 529-A
Risk/Return:
Trading Symbol	CNGAX
NEW ECONOMY FUND® | NEW ECONOMY FUND® | Class 529-B
Risk/Return:
Trading Symbol	CNGBX
NEW ECONOMY FUND® | NEW ECONOMY FUND® | Class 529-C
Risk/Return:
Trading Symbol	CNGCX
NEW ECONOMY FUND® | NEW ECONOMY FUND® | Class 529-E
Risk/Return:
Trading Symbol	CNGEX
NEW ECONOMY FUND® | NEW ECONOMY FUND® | Class 529-F-1
Risk/Return:
Trading Symbol	CNGFX
NEW ECONOMY FUND® | NEW ECONOMY FUND® | Class F-2
Risk/Return:
Trading Symbol	NEFFX
NEW ECONOMY FUND® | NEW ECONOMY FUND® | Class R-6
Risk/Return:
Trading Symbol	RNGGX